SCHEDULE OF STOCKHOLDERS EQUITY (Details) - USD ($)		3 Months Ended					9 Months Ended		12 Months Ended
		Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value		$ (16,388,032)	$ (4,521,640)			$ (88,435)	$ (16,361,742)	$ (4,521,640)	$ (4,521,640)	$ (88,435)
Common shares issued for services		$ 21,960			$ 23,300	$ 15,000	51,750	518,177	540,136	36,800
Common shares issued for services, shares		500	16,250		3,125	3,750
Conversion to common shares									1,564,251
no transactions				$ 36,800				836,250	180,000
no transactions, shares				4,250
Ending balance, value		$ (16,361,742)		$ (4,521,640)			(19,118,767)	(16,388,032)	(16,361,742)	(4,521,640)
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services				$ 1,560,840
Common shares issued for services, shares				100,000,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services, shares			16,250
Conversion to common shares			$ 656,250
Conversion to common shares, shares			27,343
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
no transactions				$ 4,562,062
no transactions, shares				30,000,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value		$ 8	$ 29			$ 29	$ 8	$ 29	$ 29	$ 29
Beginning balance, shares		30,081,000	164,402,750			34,402,750	30,081,000	164,402,750	164,402,750	34,402,750
Common shares issued for services
Conversion to common shares	[1]
Conversion to common shares, shares									(134,109,750)
no transactions
Ending balance, value		$ 8		$ 29			$ 8	$ 8	$ 8	$ 29
Ending balance, shares		30,081,000		164,402,750			30,081,000	30,081,000	30,081,000	164,402,750
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value			$ 13,411			$ 3,411		$ 13,411	$ 13,411	$ 3,411
Beginning balance, shares			134,109,750			34,109,750		134,109,750	134,109,750	34,109,750
Common shares issued for services										$ 10,000
Common shares issued for services, shares										100,000,000
Conversion to common shares									$ (13,411)
Conversion to common shares, shares									(134,109,750)
no transactions
no transactions, shares
Ending balance, value				$ 13,411						$ 13,411
Ending balance, shares				134,109,750						134,109,750
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value			$ 29			$ 29	$ 8	$ 29	$ 29	$ 29
Beginning balance, shares			293,000			293,000	81,000	293,000	293,000	293,000
Common shares issued for services
Common shares issued for services, shares
Conversion to common shares									$ (21)
Conversion to common shares, shares									(212,000)
no transactions
no transactions, shares
Ending balance, value		$ 8		$ 29			$ 8		$ 8	$ 29
Ending balance, shares		81,000		293,000			81,000		81,000	293,000
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value			$ 3,000				$ 3,000	$ 3,000	$ 3,000
Beginning balance, shares			30,000,000				30,000,000	30,000,000	30,000,000
Common shares issued for services										$ 3,000
Common shares issued for services, shares										30,000,000
Conversion to common shares
Conversion to common shares, shares
no transactions
no transactions, shares
Ending balance, value		$ 3,000		$ 3,000			$ 3,000		$ 3,000	$ 3,000
Ending balance, shares		30,000,000		30,000,000			30,000,000		30,000,000	30,000,000
Preferred Stock [Member] | Series A, B and C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value			$ 16,440			$ 3,440	$ 3,008	$ 16,440	$ 16,440	$ 3,440
Beginning balance, shares			164,402,750			34,402,750	30,081,000	164,402,750	164,402,750	34,402,750
Common shares issued for services										$ 13,000
Common shares issued for services, shares										130,000,000
Conversion to common shares									$ (13,432)
Conversion to common shares, shares									(134,321,750)
no transactions
no transactions, shares
Ending balance, value		$ 3,008		$ 16,440			$ 3,008		$ 3,008	$ 16,440
Ending balance, shares		30,081,000		164,402,750			30,081,000		30,081,000	164,402,750

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity